Intangible Assets	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

Intangible assets consist of upfront licensing fees paid to online game licensors, software and copyrights, and intangible assets arising from business combinations. Gross carrying amounts, accumulated amortization and net book value of the Group’s intangible assets as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	553,580	604,615
Software, copyrights and others	158,330	173,395
Intangible assets arising from business combinations
— Software technologies*	724,100	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	94,181	86,898
— Customer databases	19,308	14,271
	1,584,347	1,638,127
Less: accumulated amortization
Upfront licensing fees paid	(441,877)	(522,665)
Software, copyrights and others	(125,836)	(144,950)
Intangible assets arising from business combinations
— Software technologies	(343,421)	(435,474)
— Non-compete arrangements	(21,321)	(24,348)
— Trademarks	(26,145)	(32,481)
— Customer databases	(8,715)	(12,119)
	(967,315)	(1,172,037)

Less: accumulated impairment	(37,197)	(37,197)
Net book value	579,835	428,893

* Includes assets reclassified in 2012 from in-progress research and development with indefinite life after completion of the associated research and development efforts in the amount of 89.2 million. Net book value of in-progress research and development assets was zero for both dates presented above.

Amortization expense for the years ended December 31, 2011, 2012 and 2013 amounted to approximately RMB281,150, RMB190,694 and RMB218,222, respectively.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Amortization
RMB

2014	140,221
2015	115,733
2016	82,509
2017	33,485
2018	12,235
Total	384,183